Loans - Disclosure of Loans and Receivables (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about borrowings [line items]
Unearned income	$ 815	$ 706
Gross amount	562,203	533,239
Denominated in U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	120,400	112,600
Denominated in other foreign currencies [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	11,200	10,500
Residential mortgages [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	3	3
Business and government [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	$ 221	$ 270